Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000110176
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class A Shares
Trading Symbol	DWAFX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$214	1.95%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow DWA Tactical: Balanced Fund	Wilshire Liquid Alternative Multi-Strategy Total Return Index	Barclay Multi Strategy Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$9,422	$10,000	$10,000	$10,000
07/31/17	$9,532	$10,415	$10,510	$9,949
07/31/18	$10,074	$10,660	$10,760	$9,869
07/31/19	$10,196	$10,725	$10,684	$10,666
07/31/20	$11,290	$10,467	$10,642	$11,746
07/31/21	$12,962	$11,592	$12,182	$11,664
07/31/22	$12,215	$10,984	$12,054	$10,600
07/31/23	$12,382	$11,271	$12,226	$10,243
07/31/24	$13,204	$12,303	$12,926	$10,766
07/31/25	$13,517	$12,448	$13,751	$11,130
07/31/26	$16,118	$13,775	$15,542	$11,431

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund
Without Load	19.24%	4.46%	5.52%
With Load	12.43%	3.22%	4.89%
Wilshire Liquid Alternative Multi-Strategy Total Return Index	10.66%	3.51%	3.25%
Barclay Multi Strategy Index	13.02%	4.99%	4.51%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Fund changed its Primary strategy benchmark because the Morningstar Global Flexible Allocation EW Index was discontinued. The Wilshire Liquid Alternative Multi-Strategy Total Return Index is the Fund's new Primary strategy benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,625,599
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 243,056
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,625,599 Number of Portfolio Holdings141 Advisory Fee (net of waivers)$243,056 Portfolio Turnover110%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	22.6%
Exchange-Traded Funds	62.9%
Money Market Funds	3.2%
Purchased Options	9.4%
Reit	1.9%
Right	-%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Energy	1.0%
Materials	1.1%
Consumer Staples	1.8%
Health Care	1.8%
Real Estate	1.9%
Consumer Discretionary	1.9%
Financials	2.8%
Money Market Funds	3.2%
Technology	5.0%
Commodity	6.0%
Mixed Allocation	6.7%
Industrials	6.8%
Equity Option	9.2%
Equity	23.3%
Fixed Income	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	8.4%
Arrow Valtoro ETF	6.7%
Invesco DB Commodity Index Tracking Fund	6.0%
Galaxy Plus Commodity Call Option	5.9%
iShares TIPS Bond ETF	4.7%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Galaxy Plus Financial Call Option	3.3%
First American Government Obligations Fund, Class X	3.2%
Vanguard Morningstar Value ETF	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110177
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class C Shares
Trading Symbol	DWATX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$295	2.70%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow DWA Tactical: Balanced Fund	Wilshire Liquid Alternative Multi-Strategy Total Return Index	Barclay Multi Strategy Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$10,000	$10,000	$10,000	$10,000
07/31/17	$10,041	$10,415	$10,510	$9,949
07/31/18	$10,538	$10,660	$10,760	$9,869
07/31/19	$10,583	$10,725	$10,684	$10,666
07/31/20	$11,628	$10,467	$10,642	$11,746
07/31/21	$13,260	$11,592	$12,182	$11,664
07/31/22	$12,403	$10,984	$12,054	$10,600
07/31/23	$12,478	$11,271	$12,226	$10,243
07/31/24	$13,203	$12,303	$12,926	$10,766
07/31/25	$13,419	$12,448	$13,751	$11,130
07/31/26	$15,879	$13,775	$15,542	$11,431

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	18.33%	3.67%	4.73%
Wilshire Liquid Alternative Multi-Strategy Total Return Index	10.66%	3.51%	3.25%
Barclay Multi Strategy Index	13.02%	4.99%	4.51%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Fund changed its Primary strategy benchmark because the Morningstar Global Flexible Allocation EW Index was discontinued. The Wilshire Liquid Alternative Multi-Strategy Total Return Index is the Fund's new Primary strategy benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,625,599
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 243,056
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,625,599 Number of Portfolio Holdings141 Advisory Fee (net of waivers)$243,056 Portfolio Turnover110%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	22.6%
Exchange-Traded Funds	62.9%
Money Market Funds	3.2%
Purchased Options	9.4%
Reit	1.9%
Right	-%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Energy	1.0%
Materials	1.1%
Consumer Staples	1.8%
Health Care	1.8%
Real Estate	1.9%
Consumer Discretionary	1.9%
Financials	2.8%
Money Market Funds	3.2%
Technology	5.0%
Commodity	6.0%
Mixed Allocation	6.7%
Industrials	6.8%
Equity Option	9.2%
Equity	23.3%
Fixed Income	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	8.4%
Arrow Valtoro ETF	6.7%
Invesco DB Commodity Index Tracking Fund	6.0%
Galaxy Plus Commodity Call Option	5.9%
iShares TIPS Bond ETF	4.7%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Galaxy Plus Financial Call Option	3.3%
First American Government Obligations Fund, Class X	3.2%
Vanguard Morningstar Value ETF	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110178
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Institutional Class Shares
Trading Symbol	DWANX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$187	1.70%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow DWA Tactical: Balanced Fund	Barclay Multi Strategy Index	Bloomberg U.S. Aggregate Bond Index	Wilshire Liquid Alternative Multi-Strategy Total Return Index
Jul-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jul-2017	$1,014,638	$1,050,987	$994,854	$1,041,466
Jul-2018	$1,074,919	$1,075,986	$986,891	$1,066,034
Jul-2019	$1,090,448	$1,068,426	$1,066,640	$1,072,468
Jul-2020	$1,210,584	$1,064,233	$1,174,599	$1,046,731
Jul-2021	$1,393,876	$1,218,242	$1,166,355	$1,159,171
Jul-2022	$1,317,313	$1,205,379	$1,060,024	$1,098,401
Jul-2023	$1,338,803	$1,222,556	$1,024,327	$1,127,064
Jul-2024	$1,430,494	$1,292,635	$1,076,579	$1,230,274
Jul-2025	$1,468,745	$1,375,134	$1,112,982	$1,244,833
Jul-2026	$1,754,772	$1,554,162	$1,143,141	$1,377,486

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	19.47%	4.71%	5.78%
Wilshire Liquid Alternative Multi-Strategy Total Return Index	10.66%	3.51%	3.25%
Barclay Multi Strategy Index	13.02%	4.99%	4.51%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Fund changed its Primary strategy benchmark because the Morningstar Global Flexible Allocation EW Index was discontinued. The Wilshire Liquid Alternative Multi-Strategy Total Return Index is the Fund's new Primary strategy benchmark.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,625,599
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 243,056
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,625,599 Number of Portfolio Holdings141 Advisory Fee (net of waivers)$243,056 Portfolio Turnover110%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	22.6%
Exchange-Traded Funds	62.9%
Money Market Funds	3.2%
Purchased Options	9.4%
Reit	1.9%
Right	-%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Energy	1.0%
Materials	1.1%
Consumer Staples	1.8%
Health Care	1.8%
Real Estate	1.9%
Consumer Discretionary	1.9%
Financials	2.8%
Money Market Funds	3.2%
Technology	5.0%
Commodity	6.0%
Mixed Allocation	6.7%
Industrials	6.8%
Equity Option	9.2%
Equity	23.3%
Fixed Income	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	8.4%
Arrow Valtoro ETF	6.7%
Invesco DB Commodity Index Tracking Fund	6.0%
Galaxy Plus Commodity Call Option	5.9%
iShares TIPS Bond ETF	4.7%
State Street SPDR Bloomberg Convertible Securities ETF	4.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.3%
Galaxy Plus Financial Call Option	3.3%
First American Government Obligations Fund, Class X	3.2%
Vanguard Morningstar Value ETF	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110179
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class A Shares
Trading Symbol	DWTFX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$195	1.73%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow DWA Tactical: Macro Fund	Wilshire Liquid Alternative Global Macro Index	Barclay Global Macro Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$9,421	$10,000	$10,000	$10,000
07/31/17	$9,979	$9,667	$10,202	$9,949
07/31/18	$10,999	$9,657	$10,367	$9,869
07/31/19	$10,567	$9,931	$10,634	$10,666
07/31/20	$10,781	$9,987	$11,144	$11,746
07/31/21	$12,880	$10,700	$12,655	$11,664
07/31/22	$14,280	$11,358	$13,467	$10,600
07/31/23	$14,081	$11,389	$13,774	$10,243
07/31/24	$14,871	$11,779	$15,055	$10,766
07/31/25	$16,545	$11,191	$16,262	$11,130
07/31/26	$20,775	$12,797	$18,480	$11,431

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund
Without Load	25.57%	10.03%	8.23%
With Load	18.36%	8.73%	7.59%
Wilshire Liquid Alternative Global Macro Index	14.35%	3.64%	2.50%
Barclay Global Macro Index	13.64%	7.87%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,413,215
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 409,043
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,413,215 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$409,043 Portfolio Turnover83%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	1.0%
Mixed Allocation	10.8%
Equity	87.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI USA Value Factor ETF	12.9%
iShares MSCI Emerging Markets ETF	10.7%
State Street Industrial Select Sector SPDR ETF	10.2%
iShares MSCI Eurozone ETF	10.0%
First Trust Small Cap Core AlphaDEX Fund	9.7%
iShares S&P 500 Growth ETF	9.4%
iShares MSCI USA Momentum Factor ETF	8.9%
Arrow Dow Jones Global Yield ETF	8.7%
Vanguard Small-Cap Value ETF	8.0%
iShares S&P Small-Cap 600 Growth ETF	7.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110180
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class C Shares
Trading Symbol	DWTTX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$279	2.48%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow DWA Tactical: Macro Fund	Wilshire Liquid Alternative Global Macro Index	Barclay Global Macro Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$10,000	$10,000	$10,000	$10,000
07/31/17	$10,515	$9,667	$10,202	$9,949
07/31/18	$11,509	$9,657	$10,367	$9,869
07/31/19	$10,967	$9,931	$10,634	$10,666
07/31/20	$11,103	$9,987	$11,144	$11,746
07/31/21	$13,158	$10,700	$12,655	$11,664
07/31/22	$14,475	$11,358	$13,467	$10,600
07/31/23	$14,166	$11,389	$13,774	$10,243
07/31/24	$14,832	$11,779	$15,055	$10,766
07/31/25	$16,389	$11,191	$16,262	$11,130
07/31/26	$20,421	$12,797	$18,480	$11,431

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	24.60%	9.19%	7.40%
Wilshire Liquid Alternative Global Macro Index	14.35%	3.64%	2.50%
Barclay Global Macro Index	13.64%	7.87%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,413,215
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 409,043
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,413,215 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$409,043 Portfolio Turnover83%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	1.0%
Mixed Allocation	10.8%
Equity	87.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI USA Value Factor ETF	12.9%
iShares MSCI Emerging Markets ETF	10.7%
State Street Industrial Select Sector SPDR ETF	10.2%
iShares MSCI Eurozone ETF	10.0%
First Trust Small Cap Core AlphaDEX Fund	9.7%
iShares S&P 500 Growth ETF	9.4%
iShares MSCI USA Momentum Factor ETF	8.9%
Arrow Dow Jones Global Yield ETF	8.7%
Vanguard Small-Cap Value ETF	8.0%
iShares S&P Small-Cap 600 Growth ETF	7.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110181
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Institutional Class Shares
Trading Symbol	DWTNX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$167	1.48%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Bloomberg U.S. Aggregate Bond Index	Wilshire Liquid Alternative Global Macro Index
Jul-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jul-2017	$1,061,989	$1,020,218	$994,854	$966,655
Jul-2018	$1,173,196	$1,036,727	$986,891	$965,652
Jul-2019	$1,129,906	$1,063,370	$1,066,640	$993,076
Jul-2020	$1,155,105	$1,114,376	$1,174,599	$998,724
Jul-2021	$1,383,044	$1,265,455	$1,166,355	$1,069,971
Jul-2022	$1,537,978	$1,346,739	$1,060,024	$1,135,751
Jul-2023	$1,518,932	$1,377,382	$1,024,327	$1,138,939
Jul-2024	$1,607,701	$1,505,455	$1,076,579	$1,177,934
Jul-2025	$1,795,411	$1,626,158	$1,112,982	$1,119,078
Jul-2026	$2,258,143	$1,848,000	$1,143,141	$1,279,701

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	25.77%	10.30%	8.49%
Wilshire Liquid Alternative Global Macro Index	14.35%	3.64%	2.50%
Barclay Global Macro Index	13.64%	7.87%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,413,215
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 409,043
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,413,215 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$409,043 Portfolio Turnover83%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market	1.0%
Mixed Allocation	10.8%
Equity	87.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MSCI USA Value Factor ETF	12.9%
iShares MSCI Emerging Markets ETF	10.7%
State Street Industrial Select Sector SPDR ETF	10.2%
iShares MSCI Eurozone ETF	10.0%
First Trust Small Cap Core AlphaDEX Fund	9.7%
iShares S&P 500 Growth ETF	9.4%
iShares MSCI USA Momentum Factor ETF	8.9%
Arrow Dow Jones Global Yield ETF	8.7%
Vanguard Small-Cap Value ETF	8.0%
iShares S&P Small-Cap 600 Growth ETF	7.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110182
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class A Shares
Trading Symbol	MFTFX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$173	1.48%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow Managed Futures Strategy Fund	Wilshire Liquid Alternative Total Return USD Index	Barclay BTOP50 Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$9,423	$10,000	$10,000	$10,000
07/31/17	$7,707	$10,303	$8,984	$9,949
07/31/18	$8,307	$10,444	$8,903	$9,869
07/31/19	$9,370	$10,608	$9,627	$10,666
07/31/20	$8,295	$10,594	$9,475	$11,746
07/31/21	$8,840	$11,603	$10,664	$11,664
07/31/22	$11,724	$11,148	$12,316	$10,600
07/31/23	$14,183	$11,353	$12,560	$10,243
07/31/24	$13,111	$12,193	$13,000	$10,766
07/31/25	$11,139	$12,527	$12,454	$11,130
07/31/26	$14,927	$13,510	$14,458	$11,431

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund
Without Load	34.00%	11.05%	4.71%
With Load	26.38%	9.73%	4.09%
Wilshire Liquid Alternative Total Return USD Index	7.85%	3.09%	3.05%
Barclay BTOP50 Index	16.09%	6.28%	3.76%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Wilshire Liquid Alternative Total Return USD Index replaces the Credit Suisse Managed Futures Liquid Index as the Fund’s primary broad-based securities market index. The Fund changed its broad-based securities market index from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,000,065
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,867,252
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$214,000,065 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,867,252 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	19.0%
Money Market Funds	15.7%
Private Investment Funds	47.7%
Purchased Options	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	15.6%
Equity Option	17.6%
Mixed Allocation	19.0%
Private Investment Fund	47.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	47.7%
Arrow Reserve Capital Management ETF	19.0%
Galaxy Plus Commodity Call Option	17.6%
First American Government Obligations Fund, Class X	15.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110183
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class C Shares
Trading Symbol	MFTTX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$260	2.23%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow Managed Futures Strategy Fund	Wilshire Liquid Alternative Total Return USD Index	Barclay BTOP50 Index	Bloomberg U.S. Aggregate Bond Index
07/31/16	$10,000	$10,000	$10,000	$10,000
07/31/17	$8,196	$10,303	$8,984	$9,949
07/31/18	$8,688	$10,444	$8,903	$9,869
07/31/19	$9,728	$10,608	$9,627	$10,666
07/31/20	$8,553	$10,594	$9,475	$11,746
07/31/21	$9,041	$11,603	$10,664	$11,664
07/31/22	$11,914	$11,148	$12,316	$10,600
07/31/23	$14,282	$11,353	$12,560	$10,243
07/31/24	$13,082	$12,193	$13,000	$10,766
07/31/25	$11,043	$12,527	$12,454	$11,130
07/31/26	$14,674	$13,510	$14,458	$11,431

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	32.88%	10.17%	3.91%
Wilshire Liquid Alternative Total Return USD Index	7.85%	3.09%	3.05%
Barclay BTOP50 Index	16.09%	6.28%	3.76%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Wilshire Liquid Alternative Total Return USD Index replaces the Credit Suisse Managed Futures Liquid Index as the Fund’s primary broad-based securities market index. The Fund changed its broad-based securities market index from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,000,065
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,867,252
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$214,000,065 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,867,252 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	19.0%
Money Market Funds	15.7%
Private Investment Funds	47.7%
Purchased Options	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	15.6%
Equity Option	17.6%
Mixed Allocation	19.0%
Private Investment Fund	47.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	47.7%
Arrow Reserve Capital Management ETF	19.0%
Galaxy Plus Commodity Call Option	17.6%
First American Government Obligations Fund, Class X	15.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000110184
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Institutional Class Shares
Trading Symbol	MFTNX
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$144	1.23%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Arrow Managed Futures Strategy Fund	Barclay BTOP50 Index	Bloomberg U.S. Aggregate Bond Index	Wilshire Liquid Alternative Total Return USD Index
Jul-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jul-2017	$821,490	$898,445	$994,854	$1,030,261
Jul-2018	$886,244	$890,285	$986,891	$1,044,412
Jul-2019	$1,002,524	$962,657	$1,066,640	$1,060,838
Jul-2020	$889,941	$947,509	$1,174,599	$1,059,448
Jul-2021	$950,652	$1,066,444	$1,166,355	$1,160,275
Jul-2022	$1,264,127	$1,231,604	$1,060,024	$1,114,789
Jul-2023	$1,530,280	$1,256,043	$1,024,327	$1,135,258
Jul-2024	$1,416,443	$1,300,034	$1,076,579	$1,219,281
Jul-2025	$1,207,654	$1,245,372	$1,112,982	$1,252,701
Jul-2026	$1,620,486	$1,445,775	$1,143,141	$1,351,001

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	34.18%	11.26%	4.95%
Wilshire Liquid Alternative Total Return USD Index	7.85%	3.09%	3.05%
Barclay BTOP50 Index	16.09%	6.28%	3.76%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933. The Wilshire Liquid Alternative Total Return USD Index replaces the Credit Suisse Managed Futures Liquid Index as the Fund’s primary broad-based securities market index. The Fund changed its broad-based securities market index from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 214,000,065
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,867,252
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$214,000,065 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,867,252 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	19.0%
Money Market Funds	15.7%
Private Investment Funds	47.7%
Purchased Options	17.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	15.6%
Equity Option	17.6%
Mixed Allocation	19.0%
Private Investment Fund	47.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	47.7%
Arrow Reserve Capital Management ETF	19.0%
Galaxy Plus Commodity Call Option	17.6%
First American Government Obligations Fund, Class X	15.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.